Description of Organization and Summary of Significant Accounting Policies - Licensing Receivables, Physical Inventory and Prepaid Expenses and Other (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Summary of Significant Accounting Policies
Maximum licensing receivables term	10 years	10 years
Average period of licensing receivables term	3 years	3 years
Reserve for physical media inventory	$ 0	$ 0	$ 0	$ 0
Southport, Sigma Merger Sub, Inc.
Description of Organization and Summary of Significant Accounting Policies
Prepaid expenses		2,600,000
Theatrical
Description of Organization and Summary of Significant Accounting Policies
Reserve for physical media inventory		$ 200,000